Note 9 - Long-term Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
9.	LONG-TERM INVESTMENTS

(In Thousands)

	December 31
	2015	2014
Cost method
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$2,365	$7,200
X-FAB Silicon Foundries SE (“X-FAB”)	4,968	4,968
Philip Ventures Enterprise Fund (“PVEF”)	49	497
GEM Services, Inc. (“GEM”)	78	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,844
Verticil Electronics Corp. (“Verticil”)	-	167
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	9,304	14,754
Available-for-sale securities – noncurrent
Etrend Hightech Corp. (“Etrend”)	-	-

	$9,304	$14,754

The following table shows the movement of gross unrealized gains and losses of the Company’s available-for-sale securities.

(In Thousands)

	Years Ended December 31
	2015	2014	2013

Balance at beginning of period	$-	$398	$56
Other comprehensive income before reclassification adjustment	-	74	342

Reclassification adjustment	-	(472)	-

Balance at end of period	$-	$-	$398

In July 2008, the Company invested in preferred shares of Sigurd Cayman for $5,700,000 to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”). Upon completion of the transaction, the Company obtained a 19.54% ownership of Sigurd Cayman. The Company accounts for the investment under the cost method as the Company does not exercise significant influence over operating and financial policies of Sigurd Cayman and management of Sigurd holds the controlling interests. In April 2010, the Company participated in another round of preferred shares issued by Sigurd Cayman amounting to $1,500,000. In September 2015, Sigurd Cayman announced the liquidation of its wholly owned subsidiary, Sigurd Microelectronics (Wuxi) Co., Ltd. (“Sigurd Wuxi”), whose sales and operations account for the majority business of Sigurd Cayman. In view of Sigurd Cayman’s recurring financial losses and its decision to cease operations of Sigurd Wuxi, the Company determined that the decline in fair value of the investment in Sigurd Cayman was other-than-temporary and recognized an impairment charge of $4,835,000 in 2015. The resulting investment which was classified as Level 3 in the fair value hierarchy was valued using a discounted cash flow model considering the latest available financial information which primarily consists of cash and time deposits. The valuation inputs primarily included an estimate of future cash flows, expectations about possible variations in the amount and timing of cash flows. The significant unobservable input is assuming no future revenue and cost associated with production activities. As of December 31, 2015, the Company held 9,690,445 shares, which represented an 18.88% ownership of Sigurd Cayman, and the fair value of the investment after impairment was $2,365,000.

The Company invested in X-FAB’s ordinary shares in July 2002. X-FAB (formerly known as X-FAB Semiconductor Foundries AG) is a European-American foundry group that specializes in analog/mixed-signal application. As of December 31, 2015, the Company held 530,000 shares at the cost of $4,968,000 (4,982,000 EURO), which represented a 1.60% ownership of X-FAB. In April 2016, the Company sold the entire X-FAB’s ordinary shares to a third party company and recognized a gain on disposal of $413,000.

In November 2005, the Company invested in PVEF, a fund management company in Singapore, with an investment amount of $585,000 (SG$1,000,000) for 20 units in the placement at SG$50,000 per unit. The Company further invested $357,000 (SG$500,000) in June 2010 to obtain 30 units. A portion of the shares were redeemed by PVEF in November 2012 and May 2015 at a cost of $445,000 and $330,000, respectively, and the carrying cost of the Company is reduced to $167,000 accordingly. In December 2015, in view of the fund’s liquidation and continuous lower net asset value than the cost, the Company determined that the decline in fair value of the investment in PVEF was other-than- temporary and recognized an impairment charge of $118,000. The fair value for the fund was estimated based on the net asset value of the Company’s ownership interest in the fund. The investment was classified as Level 3 in the fair value hierarchy since the fund was redeemable at December 31, 2015. Distributions from fund will be received through the liquidation of the underlying assets of the fund or the redemption of shares initiated by the fund. As of December 31, 2015, there were no unfunded commitments and the Company held a 5% interest in the fund as of December 31, 2015.

The Company invested in GEM’s preference shares in August 2002. GEM is a multinational semiconductor assembly and test company. On April 16, 2012, GEM signed a share purchase agreement with a listed company in Taiwan which will purchase GEM’s preference share at a price of $0.235 per share to obtain approximately 58.4% ownership of GEM. In respect to this subsequent event, the Company considered this a Type I subsequent event and the investment to be other-than-temporarily impaired. Therefore, the Company recognized an impairment loss of $422,000 as of December 31, 2011. As of December 31, 2015, the Company held 333,334 shares at the cost of $78,000, which represented a 0.35% ownership of GEM.

The Company invested $1,960,000 (NT$62,900,000) in EMC’s 3,468,000 ordinary shares in June 2010. EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system. In December 2012, the Company sold 200,000 shares in the amount of $138,000 in the process of EMC’s getting listed on the Emerging Stock GreTai Security Market of Taiwan. As of December 31, 2015, the Company held 3,474,854 shares at the cost of $1,844,000, which represented a 10.98% ownership of EMC.

In July 2013, the Company invested $250,000 (NT$7,500,000) in Verticil, a privately-owned manufacturer of LED power modules and integrated lighting solutions provider in Taiwan. Based on the recent operating status and a round of financing of Verticil in August 2014, the Company considered the investment to be other-than-temporarily impaired. Therefore, the Company recognized an impairment loss of $83,000 (NT$2,500,000) in the third quarter of 2014. The Company sold the entire Verticile shares during the second half of 2015 and a gain of $8,000 was recorded for the year ended December 31, 2015.

The Company invested in Etrend’s ordinary shares in December 2002, July 2003, and March 2004, respectively. Etrend is a wafer probing, packing and testing company. In August 2007, Etrend’s shares were listed on the Emerging Stock GreTai Security Market of Taiwan and the Company reclassified the investment in Etrend to available-for-sale securities. Etrend was successfully listed on the GreTai Securities Market of Taiwan in November 2010. The Company sold the entire Etrend shares in the stock exchange market during the second half of 2014 and a gain of $436,000 was recorded for the year ended December 31, 2014.

In January 2005, the Company invested in ordinary shares of Sinomos, a privately owned foundry company, at a total amount of $5,000,000. In May and December 2006, the Company further invested in preferred shares of $3,288,000 and $4,785,000, respectively. In September 2008, in view of Sinomos’ operating status and recurring financial losses, the Company determined that the decline in fair value of the investment in Sinomos was other-than-temporary and recognized an impairment charge of $13,073,000. Along with the recognition of impairment charge, the Company also wrote-off the outstanding prepayments in relation to Sinomos’ foundry service of $2,942,000. As of December 31, 2015, the Company held 30,101,353 of ordinary and preference shares, representing an 18.41% ownership of Sinomos.

The Company invested in SiGen preferred shares in December 2000. SiGen is an advanced nanotechnology company that develops Silicon-on-insulator, stained-silicon products and other engineered multi-layer structures to microelectronics and photonic for advanced electronic and opto-electronic device applications. In 2002 and 2003, the Company reviewed qualitative factors related to the investment, determined that the decline in value was other-than-temporary and the carrying value was decreased to zero. The Company held 23,946 shares of SiGen as of December 31, 2015, representing a 0.06% ownership of SiGen.